Investment in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in Unconsolidated Affiliates
Investment in Unconsolidated Affiliates
The Partnership’s unconsolidated investments consisted of a contractual right to the benefits and burdens associated with Devon's 38.75% ownership interest in GCF at December 31, 2014 and 2013 and a 30.6% ownership interest in Howard Energy Partners (“HEP”) at December 31, 2014.
The following table shows the activity related to the Partnership’s investment in unconsolidated affiliates for the periods indicated (in millions):

	Gulf Coast Fractionators	Howard Energy Partners (1)	Total
December 31, 2014
Distributions	$11.0	$12.7	$23.7
Equity in income	$17.1	$1.8	$18.9

December 31, 2013
Distributions	$12.0	$—	$12.0
Equity in income	$14.8	$—	$14.8

December 31, 2012
Distributions	$2.3	$—	$2.3
Equity in income	$2.0	$—	$2.0
(1) Includes income and distributions for the period from March 7, 2014 through December 31, 2014.
The following table shows the balances related to the Partnership’s investment in unconsolidated affiliates for the periods indicated (in millions)

	December 31, 2014	December 31, 2013
Gulf Coast Fractionators (1)	$54.1	$61.1
Howard Energy Partners	216.7	—
Total investments in unconsolidated affiliates	$270.8	$61.1
(1) Devon retained $13.1 million of the undistributed earnings due from GCF, as of March 7, 2014 when the GCF contractual right allocating the benefits and burdens of the 38.75% ownership interest in GCF to the Partnership became effective. The $13.1 million of the undistributed earnings was reflected as a reduction in the GCF investment on March 7, 2014.